TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 17	$ 7	$ 25
Other receivables	92	76	83
Trade receivables	1,125	1,042	1,003
Less: provision for bad and doubtful debts	(69)	(54)	(64)	$ (47)
Trade receivables - net	1,056	988	939
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	461	317	309
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	225	142	154
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	65	51	45
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	66	70	57
Due after one year
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	105	54	53
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 664	$ 725	$ 694